Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the periods comprised (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries and other short-term employee benefits	$347	$1,202	$1,516	$1,869
Pension costs	60	64	130	116
Share-based compensation expense	2,678	3,076	5,489	4,796
Total	$3,085	$4,342	$7,135	$6,781